CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS - Capped Call Derivative (Details)		1 Months Ended		12 Months Ended
	Aug. 15, 2025 CAD ($)	Aug. 31, 2025 CAD ($) $ / shares	Aug. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Aug. 15, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Purchase price of capped call transaction				$ 48,822,000	$ 0
Capped Call Derivative Options
Disclosure of detailed information about financial instruments [line items]
Debt instrument, strike price (in dollars per share) | $ / shares		2.92	2.92
Debt instrument, cap price (in dollars per share) | $ / shares		4.32	4.32
Purchase price of capped call transaction		$ 48,822,000	$ 35,363,000
Capped Calls, initial value	$ 29,679,000					$ 21,497,000
Amount difference between transaction price and the fair value	19,143,000
Capped Calls, initial value recognized including deferral loss	$ 48,822,000
Fair value of Capped Calls including deferred loss				47,993,000
Fair value loss on Capped Calls				$ 829,000